Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue
Medical equipment outsourcing	$ 73,847	$ 60,818	$ 140,086	$ 125,992	$ 250,455	$ 232,623	$ 223,676
Technical and professional services	11,361	11,152	22,231	21,965	44,426	42,395	45,225
Medical equipment sales and remarketing	5,876	4,763	11,482	8,950	22,541	22,186	20,218
Total revenues	91,084	76,733	173,799	156,907	317,422	297,204	289,119
Cost of Sales
Cost of medical equipment outsourcing	28,466	22,452	52,900	45,069	91,520	83,553	82,030
Cost of technical and professional services	8,227	8,064	16,110	15,848	31,690	30,539	32,676
Cost of medical equipment sales and remarketing	4,600	3,724	8,900	7,071	16,342	18,177	15,473
Medical equipment depreciation	17,505	17,358	34,673	34,815	69,496	64,267	61,751
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	58,798	51,598	112,583	102,803	209,048	196,536	191,930
Gross margin	32,286	25,135	61,216	54,104	108,374	100,668	97,189
Selling, general and administrative	27,111	20,982	49,491	42,052	89,336	84,225	85,166
Intangible asset impairment charge							4,000
Operating income	3,950	4,153	9,726	12,052	19,038	16,443	8,023
Interest expense	12,745	11,855	24,450	23,362	46,457	46,505	46,878
Loss before income taxes	(8,795)	(7,702)	(14,724)	(11,310)	(27,419)	(30,062)	(38,855)
Provision (benefit) for income taxes	(7,520)	(2,562)	(7,307)	(3,890)	1,692	(11,489)	(15,359)
Net loss					$ (29,111)	$ (18,573)	$ (23,496)